5. Stockholders' Equity (Sept. 2017 Note) (Details Narrative) - shares	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Sep. 30, 2017
Rick Ware Leasing [Member]
Stock issued for lease, shares		400,000
Common Stock [Member]
Stock issued new, shares	0